Share-based compensation - Summary of Black-Scholes Option-Pricing Models (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Based Payments [Line Items]
Weighted-average share price (in dollars per share)	$ 124.47	$ 283.15	$ 162.82
Bottom of Range
Disclosure Of Share Based Payments [Line Items]
Expected volatility (%)	35.90%	34.10%	30.00%
Risk-free interest rate (%)	0.90%	0.20%	0.10%
Expected life of stock options (years)	2 years 7 months 6 days	2 years 7 months 6 days	2 years 7 months 6 days
Top of Range
Disclosure Of Share Based Payments [Line Items]
Expected volatility (%)	60.00%	43.10%	42.80%
Risk-free interest rate (%)	4.50%	1.10%	1.70%
Expected life of stock options (years)	4 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days